Intangible Assets and Goodwill (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 68,885,853	$ 14,984,768
Business combination		53,901,085
Divestiture of wholly owned subsidiaries	(28,316,081)
Impairment	(40,569,772)
Goodwill, ending balance	$ (0)	$ 68,885,853